S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 31, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Each of Raymond Qu, Wei Shao, Tex Caldarola, and Brett McGonegal, directly or indirectly, owns or will own membership interests of our sponsor, which includes an indirect interest in 5,462,500, 25,000, 25,000 and 25,000 founder shares, respectively. Other than such persons, no other person will have a direct or indirect material interest in our sponsor.